Trade Accounts And Notes Receivable, Net	12 Months Ended
Dec. 31, 2015
Trade Accounts And Notes Receivable, Net [Text Block]

TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:

	December 31,
	2015	2014
Trade accounts receivable	11,869	8,309
Notes receivable	560	546
Less: allowance for doubtful accounts	(1,091)	(1,274)
Total	11,338	7,581
Less current portion	(10,744)	(6,943)
Total long-term portion	593	638

Notes receivable usually represent commercial bills of exchange (drafts) with initial maturities of 90 days or less.

Bad debt expenses amount to € 17 thousand, € 450 thousand and € 163 thousand, for the years ended December 31, 2015, 2014 and 2013.

Long term portion consists of sales type leases of medical devices and receivables for license revenue paid over four years. Future minimum payments to be received over the five coming years are as follows:

	December 31,
	Sales type leases	License Revenue
2016	173	152
2017	134	152
2018	70	152
2019	48	-
2020	24	-
2021	14	-
Total minimum payments	463	455